Lease - Schedule of Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Minimum Lease Payments [Abstract]
Remaining 2025 (4/1/2025 – 12/31/2025)	$ 19,251	$ 30,802
Total lease payments	19,251	30,802
Less: imputed interest	(344)	(822)
Present value of lease liabilities	$ 18,907	$ 29,980	$ 41,235